Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31, (in thousands)
	2021	2020
Currently reportable expense
Federal	$—	$—
State	—	—

	—	—
Deferred benefit:
Federal	6,129	1,841
State	2,163	591

	8,292	2,432
Less valuation allowance	(8,292)	(2,432)

Total provision for income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities

	December 31, (in thousands)
	2021	2020
Gross deferred tax assets arising from
Net operating loss carryforwards	$11,619	$1,990
ASC 842 right-of-use asset and liability	3,661	979
Capitalized SPAC transaction costs	1,207	—

	16,487	2,969
Deferred tax liabilities arising from:
Deferred franchise tax	(598)	—
ASC 842 right-of-use asset	(3,071)	—
Depreciation	(1,714)	(156)

Total deferred tax liabilities	(5,383)	(156)
Net deferred tax assets before valuation allowance	11,104	2,813
Less valuation allowance	(11,104)	(2,813)

Net deferred tax assets	$—	$—